Equity - Schedule of Shareholder List (Detail) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Number of shares	973,517,871,202	973,517,871,202	512,406,760,091	512,406,760,091
Percentage of equity holding	100.00%	100.00%	100.00%
Itau Unibanco [member]
Disclosure of transactions between related parties [line items]
Number of shares	638,826,855,128	551,015,065,630	200,966,823,626
Percentage of equity holding	65.62%	56.60%	39.22%
Itau Unibanco Holding S A [member]
Disclosure of transactions between related parties [line items]
Number of shares	256,035,852,654	256,035,852,654	115,039,610,411
Percentage of equity holding	26.30%	26.30%	22.45%
ITB Holding Brasil Participacoes Ltda. [Member]
Disclosure of transactions between related parties [line items]
Number of shares	337,067,239,334	242,989,430,571	62,567,655,359
Percentage of equity holding	34.62%	24.96%	12.21%
CGB II SpA [member]
Disclosure of transactions between related parties [line items]
Number of shares	18,011,182,273	24,277,201,538	10,908,002,836
Percentage of equity holding	1.85%	2.49%	2.13%
CGB III SpA [member]
Disclosure of transactions between related parties [line items]
Number of shares	4,006,137,826	4,006,137,826	1,800,000,000
Percentage of equity holding	0.41%	0.41%	0.35%
Saga II SpA [member]
Disclosure of transactions between related parties [line items]
Number of shares	15,579,424,880	15,579,424,880	7,000,000,000
Percentage of equity holding	1.60%	1.60%	1.37%
Saga III SpA [member]
Disclosure of transactions between related parties [line items]
Number of shares	8,127,018,161	8,127,018,161	3,651,555,020
Percentage of equity holding	0.84%	0.84%	0.71%
Saieh Family [member]
Disclosure of transactions between related parties [line items]
Number of shares	12,944,134,744	139,150,760,455	140,835,760,455
Percentage of equity holding	1.33%	14.29%	27.49%
Corp Group Banking SA [member]
Disclosure of transactions between related parties [line items]
Number of shares	10,336,224,362	134,442,850,073	136,127,850,073
Percentage of equity holding	1.06%	13.81%	26.57%
Compania Inmobiliaria y de Inversiones Saga SpA [member]
Disclosure of transactions between related parties [line items]
Number of shares	2,607,910,382	4,707,910,382	4,707,910,382
Percentage of equity holding	0.27%	0.48%	0.92%
International Finance Corporation [member]
Disclosure of transactions between related parties [line items]
Number of shares	11,189,693,524	18,974,820,165	17,017,909,711
Percentage of equity holding	1.15%	1.95%	3.32%
Others [member]
Disclosure of transactions between related parties [line items]
Number of shares	310,557,187,806	264,377,224,952	153,586,266,299
Percentage of equity holding	31.90%	27.16%	29.97%
Stock brokers [member]
Disclosure of transactions between related parties [line items]
Number of shares	154,068,949,153	140,668,223,148	80,382,817,848
Percentage of equity holding	15.83%	14.45%	15.69%
ADR holders and foreign investors [member]
Disclosure of transactions between related parties [line items]
Number of shares	75,531,854,039	54,904,718,599	35,127,077,810
Percentage of equity holding	7.76%	5.64%	6.86%
Local Institutional Investors [Member]
Disclosure of transactions between related parties [line items]
Number of shares	69,728,964,485	57,548,753,873	25,351,261,131
Percentage of equity holding	7.16%	5.91%	4.95%
Other minority shareholders [member]
Disclosure of transactions between related parties [line items]
Number of shares	11,227,420,129	11,255,529,332	12,725,109,510
Percentage of equity holding	1.15%	1.16%	2.48%